Leases (Tables)	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate

The components of lease expenses for the six months ended December 31, 2025 and 2024 were as follows:

	For the six months ended December 31, 2025	For the six months ended December 31, 2024
Fixed operating lease	$1,579,139	$1,579,139
Variable operating lease	129,241	103,111
Total lease expense	$1,708,380	$1,682,250

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31, 2025	As of June 30, 2025
Right-of-use assets-operating lease, net	$—	$1,560,385

Operating lease liabilities – current	$—	$1,437,353

The weighted average remaining lease terms and discount rate for operating lease were as follows as of December 31, 2025 and June 30, 2025:

	As of December 31, 2025	As of June 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	—	0.5 years
Weighted average discount rate	—%	4.16%

The total amount of financing lease expense, including amortization and interest expenses recognized in the unaudited condensed consolidated statements of income for the six months ended December 31, 2025 and 2024 were as follows:

	For the six months ended December 31, 2025	For the six months ended December 31, 2024
Depreciation expenses	$1,160,698	$1,352,424
Interest expenses-fixed	505,272	629,263
Interest expenses-variable	134,236	277,905
Total	$1,800,206	$2,259,592

Supplemental balance sheet information related to financing leases was as follows:

	As of December 31, 2025	As of June 30, 2025
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	$36,701,714	$38,118,961
Financing lease liabilities – current	$3,279,203	$3,338,390
Financing lease liabilities – non-current	9,035,680	10,677,310
Total financing lease liabilities	$12,314,883	$14,015,700

The weighted average remaining lease terms and discount rates for financing leases were as follows as of December 31, 2025 and June 30, 2025:

	As of December 31, 2025	As of June 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.84 years	3.34 years
Weighted average discount rate	7.61%	7.61%

Schedule of Maturities of Financing Lease Liabilities

The following is a schedule of maturities of financing lease liabilities (excluding variable payments) as of December 31, 2025:

For the period ending June 30,
2026	$2,080,635
For the year ending June 30,
2027	3,986,356
2028	3,753,139
Thereafter	4,182,754
Total future minimum lease payments	$14,002,884
Less: imputed interest	1,688,001
Present value of lease liabilities	$12,314,883